Offerings - Offering: 1	Aug. 19, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes, Series D
Amount Registered	700,000,000
Proposed Maximum Offering Price per Unit	0.99888
Maximum Aggregate Offering Price	$ 699,216,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,049.97
Offering Note	None